Property, Plant and Equipment - Assets Held for Sale (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Impairment (impairment reversal)	$ 6.2	$ 45.4	$ 42.2	$ 71.3